Consolidated Statements of Loss And Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Revenue	$ 90,154	$ 86,059
Excise taxes	(11,979)	(2,281)
Net revenue	78,175	83,778
Cost of sales	56,705	46,942
Inventory valuation allowance	4,043	9,293
Loss on Onerous Contracts		1,819
Gross profit, excluding fair value items	17,427	25,724
Fair value changes on growth of biological assets	(168)
Realized fair value changes on inventory sold or impaired	(20)
Gross profit	17,239	25,724
Operating expenses
General and administrative	43,404	24,215
Selling and marketing	10,813	2,213
Depreciation and amortization	11,588	10,190
Share-based payments	4,633	9,777
Impairment loss	1,349	0
Restructuring charges	348
Operating expenses	72,135	46,395
Loss from operations	(54,896)	(20,671)
Other income (expense)
Financing costs, net	(1,502)	(901)
Remeasurement of contingent consideration	(547)
Foreign exchange gain (loss)	(80)	108
Joint venture termination cost		(931)
Gain (loss) on disposal of capital assets	40	(228)
Gain on marketable securities and derivatives	396	32
Other income	7
Other income (expense)	(592)	(1,920)
Loss before income taxes	(55,488)	(22,591)
Provision for (recovery of) income taxes
Current	(4,392)	(1,499)
Deferred	(2,062)	(410)
Income taxes	(6,454)	(1,909)
Loss for the year	$ (49,034)	$ (20,682)
Basic loss per common share	$ (0.88)	$ (0.49)
Diluted loss per common share	$ (0.88)	$ (0.49)
Other comprehensive income
Foreign currency translation income, net of tax	$ 2,573
Comprehensive loss for the year	$ (46,461)	$ (20,682)
Weighted average number of common shares outstanding
Basic	55,490,303	42,518,342
Diluted	55,490,303	42,518,342
Canada
Disclosure of analysis of other comprehensive income by item [line items]
Net revenue	$ 67,206	$ 83,642
Gross profit	10,514	25,725
Operating expenses
Operating expenses	61,599	46,254
Loss from operations	(51,085)	(20,529)
Provision for (recovery of) income taxes
Loss for the year	(46,207)	(20,540)
United States and International
Disclosure of analysis of other comprehensive income by item [line items]
Net revenue	10,969	136
Gross profit	6,725	(1)
Operating expenses
Operating expenses	10,536	141
Loss from operations	(3,811)	(142)
Provision for (recovery of) income taxes
Loss for the year	(2,827)	(142)
Domestic
Disclosure of analysis of other comprehensive income by item [line items]
Net revenue	67,206	83,642
Foreign
Disclosure of analysis of other comprehensive income by item [line items]
Net revenue	$ 10,969	$ 136